Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

in € thousand	2024	2023
BALANCE AS AT JANUARY 1	5,697	9,411
Revenue recognition	(104)	(4,394)
Redemption	(411)	—
Addition	—	1,870
Other releases	—	(1,032)
Exchange rate differences	117	(159)
BALANCE AS AT CLOSING DATE	5,299	5,697
Less non-current portion	—	—
CURRENT PORTION	5,299	5,697